UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2013

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	611	$641,971
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16		625	629,875
Fraser Sullivan CLO Ltd., Series 2012-7A, Class C, 4.47%, 4/20/23 (a)(b)		765	679,703
Gannett Peak CLO Ltd., Series 2006-1X, Class A2, 0.83%, 10/27/20 (b)		940	766,100
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.61%, 4/17/22 (a)(b)		1,250	1,155,875
Greyrock CDO Ltd., Series 2005- 1X, Class A2L, 0.89%, 11/15/17 (b)		1,980	1,725,768
LCM LP (a)(b):
Series 11A, Class D2, 4.28%, 4/19/22		1,300	1,159,600
Series 9A, Class E, 4.67%, 7/14/22		1,000	792,400
Symphony CLO Ltd., Series 2012- 9A, Class D, 4.62%, 4/16/22 (a)(b)		1,075	997,277
Total Asset-Backed Securities – 2.0%			8,548,569

Common Stocks (c)	Shares
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		339,340	156,096
Containers & Packaging — 0.1%
Smurfit Kappa Plc		36,342	229,101
Diversified Financial Services — 1.1%
Kcad Holdings I Ltd.		590,545,406	4,681,253
Preferred Term Securities VI Ltd.		35,000	1,750
			4,683,003
Electrical Equipment — 0.0%
Medis Technologies Ltd.		286,757	1,061
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.		2,753	138
HRP PIK Corp., Class B (a)		5,000	—
			138
Metals & Mining — 0.1%
Euramax International		2,337	677,817
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd. (c)		1,264,850	1,494,038

Common Stocks (c)	Shares		Value
Paper & Forest Products (concluded)
Western Forest Products, Inc.		211,149	$169,680
			1,663,718
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.		1,707	8,552
Software — 0.0%
Bankruptcy Management Solutions, Inc.		1,870	56
HMH Holdings/EduMedia		159,199	1,592
			1,648
Specialty Retail — 0.0%
Movie Gallery, Inc.		503,737	5
Total Common Stocks – 1.7%			7,421,139

Corporate Bonds	Par (000)
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21	USD	810	840,375
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,364	1,445,840
			2,286,215
Airlines — 0.2%
Delta Air Lines, Inc., Series 2009- 1, Class B, 9.75%, 6/17/18		183	195,414
United Air Lines, Inc., 12.75%, 7/15/12		786	793,520
			988,934
Auto Components — 1.9%
Baker Corp. International, Inc., 8.25%, 6/01/19 (a)		170	170,000
Delphi Corp., 6.13%, 5/15/21		560	596,400
Icahn Enterprises LP:
7.75%, 1/15/16		220	231,000
8.00%, 1/15/18		5,360	5,674,900
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	392	592,672
Titan International, Inc., 7.88%, 10/01/17	USD	940	972,900
Venture Holdings Co. LLC (c)(d):
12.00%, 7/01/49		4,450	0.00
Series B, 9.50%, 7/01/05		1,800	0.00
			8,237,872
Beverages — 0.3%
Crown European Holdings SA:
7.13%, 8/15/18 (a)	EUR	410	541,185
7.13%, 8/15/18		412	543,825

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Beverages (concluded)
Refresco Group BV, 7.38%, 5/15/18	EUR	213	$234,404
			1,319,414
Biotechnology — 0.0%
QHP Royalty Sub LLC, 10.25%, 3/15/15 (a)	USD	137	137,201
Building Products — 0.4%
Building Materials Corp. of America (a):
7.00%, 2/15/20		1,000	1,050,000
6.75%, 5/01/21		590	603,275
			1,653,275
Capital Markets — 1.0%
American Capital Ltd., 7.96%, 12/31/13 (e)		1,175	1,178,302
E*Trade Financial Corp.:
12.50%, 11/30/17		1,765	2,025,337
2.36%, 8/31/19 (a)(f)(g)		593	500,344
KKR Group Finance Co., 6.38%, 9/29/20 (a)		540	581,218
			4,285,201
Chemicals — 5.0%
American Pacific Corp., 9.00%, 2/01/15		1,490	1,482,550
Celanese US Holdings LLC, 5.88%, 6/15/21		1,415	1,475,138
GEO Specialty Chemicals, Inc.:
7.50%, 3/31/15		4,171	4,963,237
10.00%, 3/31/15		4,106	4,105,600
Hexion US Finance Corp.:
6.63%, 4/15/20 (a)		1,715	1,736,437
9.00%, 11/15/20		670	584,575
Huntsman International LLC, 8.63%, 3/15/21		735	823,200
Ineos Finance Plc (a):
8.38%, 2/15/19		1,470	1,510,425
7.50%, 5/01/20		715	707,850
Ineos Group Holdings Plc, 8.50%, 2/15/16 (a)		240	216,600
Kinove German Bondco GmbH, 9.63%, 6/15/18 (a)		800	818,000
LyondellBasell Industries NV (a):
6.00%, 11/15/21		930	995,100
5.75%, 4/15/24		1,775	1,819,375
NOVA Chemicals Corp., 8.63%, 11/01/19		570	636,975
			21,875,062
Commercial Banks — 0.9%
CIT Group, Inc.:
7.00%, 5/02/16 (a)		1,940	1,937,575
5.00%, 5/15/17		620	609,150
5.50%, 2/15/19 (a)		1,430	1,390,675
			3,937,400

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies — 1.5%
ARAMARK Holdings Corp., 8.63%, 5/01/16 (a)(h)	USD	625	$639,069
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		757	781,297
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		55	52,800
Covanta Holding Corp., 6.38%, 10/01/22		800	829,503
The Geo Group, Inc., 7.75%, 10/15/17		850	907,375
Iron Mountain, Inc., 7.75%, 10/01/19		430	457,950
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (a)		1,275	1,310,062
Mobile Mini, Inc., 7.88%, 12/01/20		640	672,000
Verisure Holding AB:
8.75%, 9/01/18	EUR	400	463,688
8.75%, 12/01/18		149	153,839
West Corp., 8.63%, 10/01/18	USD	315	328,388
			6,595,971
Communications Equipment — 0.2%
Avaya, Inc., 9.75%, 11/01/15		360	297,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19		600	609,000
			906,000
Construction Materials — 0.4%
HD Supply, Inc., 8.13%, 4/15/19 (a)		1,540	1,605,450
Consumer Finance — 0.1%
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		280	314,300
6.63%, 8/15/17		148	171,849
			486,149
Containers & Packaging — 1.4%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (a)	EUR	385	490,334
7.38%, 10/15/17		100	127,360
9.13%, 10/15/20 (a)	USD	300	309,000
Ball Corp., 6.75%, 9/15/20		625	678,125
Berry Plastics Corp.:
4.35%, 9/15/14 (b)		495	484,481
8.25%, 11/15/15		655	692,663
9.75%, 1/15/21		475	494,000
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	1,155	1,256,779
Sealed Air Corp. (a):
8.13%, 9/15/19	USD	770	835,450
8.38%, 9/15/21		210	231,000
Smurfit Kappa Acquisitions, 7.75%, 11/15/19	EUR	390	506,347
			6,105,539

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Consumer Services — 0.2%
ServiceMaster Co., 8.00%, 2/15/20	USD	825	$865,219
Diversified Financial Services — 3.1%
Ally Financial, Inc.:
7.50%, 12/31/13		90	95,400
8.30%, 2/12/15		1,330	1,423,100
7.50%, 9/15/20		1,990	2,184,025
8.00%, 11/01/31		2,460	2,767,500
8.00%, 11/01/31		1,030	1,151,194
Archemedes Funding III Ltd., 5.50%, 11/29/12		1,829	—
CNG Holdings, Inc., 9.38%, 5/15/20 (a)		490	492,450
DPL, Inc., 7.25%, 10/15/21 (a)		180	195,750
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16 (a)	EUR	243	308,733
7.75%, 10/15/16 (e)		334	424,348
7.13%, 4/15/19 (a)	USD	1,070	1,099,425
9.88%, 8/15/19 (a)		2,000	1,995,000
6.88%, 2/15/21 (a)		920	933,800
8.50%, 2/15/21 (a)		155	143,763
WMG Acquisition Corp., 9.50%, 6/15/16 (a)		200	213,500
			13,427,988
Diversified Telecommunication Services — 1.4%
ITC Deltacom, Inc., 10.50%, 4/01/16		1,010	1,063,025
Level 3 Financing, Inc.:
4.51%, 2/15/15 (b)		2,420	2,305,050
8.13%, 7/01/19		2,902	2,902,000
			6,270,075
Electronic Equipment, Instruments & Components — 0.0%
Muzak Holdings LLC, 13.00%, 3/15/10 (c)(d)		2,675	—
Energy Equipment & Services — 2.4%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		1,680	1,579,200
Compagnie Générale de Géophysique Veritas, 6.50%, 6/01/21		2,100	2,058,000
Frac Tech Services LLC, 8.13%, 11/15/18 (a)		1,190	1,178,100
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (a)		130	130,650
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (a)		265	259,700
Key Energy Services, Inc., 6.75%, 3/01/21		740	742,775
MEG Energy Corp., 6.50%, 3/15/21 (a)		950	969,000
Oil States International, Inc., 6.50%, 6/01/19		475	490,438
Peabody Energy Corp., 6.25%, 11/15/21 (a)		2,045	2,039,887

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Precision Drilling Corp.:
6.63%, 11/15/20	USD	250	$253,750
6.50%, 12/15/21		840	846,300
			10,547,800
Food & Staples Retailing — 0.1%
Rite Aid Corp., 9.25%, 3/15/20 (a)		435	416,513
Food Products — 0.2%
Constellation Brands, Inc., 6.00%, 5/01/22		460	488,750
Post Holdings, Inc., 7.38%, 2/15/22 (a)		260	264,550
			753,300
Health Care Equipment & Supplies — 0.7%
Bausch & Lomb, Inc., 9.88%, 11/01/15		120	125,700
Biomet, Inc., 10.38%, 10/15/17 (h)		820	872,787
DJO Finance LLC:
10.88%, 11/15/14		284	288,970
8.75%, 3/15/18 (a)		215	216,075
7.75%, 4/15/18		770	621,775
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (a)		640	636,800
Teleflex, Inc., 6.88%, 6/01/19		475	503,500
			3,265,607
Health Care Providers & Services — 3.0%
Aviv Healthcare Properties LP:
7.75%, 2/15/19		455	473,200
7.75%, 2/15/19 (a)		245	252,350
Crown Newco 3 Plc:
7.00%, 2/15/18	GBP	194	284,791
7.00%, 2/15/18 (a)		108	158,127
HCA, Inc.:
6.50%, 2/15/20	USD	2,020	2,133,625
7.88%, 2/15/20		1,210	1,327,975
5.88%, 3/15/22		2,380	2,362,150
IASIS Healthcare LLC, 8.38%, 5/15/19		1,265	1,189,100
Omnicare, Inc., 7.75%, 6/01/20		1,310	1,437,725
Tenet Healthcare Corp., 8.88%, 7/01/19		2,305	2,564,312
United Surgical Partners International, Inc., 9.00%, 4/01/20 (a)		415	430,563
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (a)		565	553,700
			13,167,618
Health Care Technology — 0.9%
IMS Health, Inc., 12.50%, 3/01/18 (a)		3,205	3,749,850

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 1.5%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (a)	USD	235	$235,000
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		210	223,125
10.00%, 12/15/18		750	506,250
8.50%, 2/15/20 (a)		1,205	1,200,481
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		260	258,700
Diamond Resorts Corp., 12.00%, 8/15/18		1,040	1,120,600
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	235	284,039
HRP Myrtle Beach Holdings LLC, 14.50%, 4/01/14 (a)(c)(d)	USD	6,892	1
HRP Myrtle Beach Operations LLC (c)(d):
12.50%, 4/01/13 (a)		5,000	1
0.00%, 12/31/49		5,000	1
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		609	554,190
Travelport LLC:
5.11%, 9/01/14 (b)		1,770	1,119,525
9.88%, 9/01/14		390	272,025
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (c)(d)		530	—
Wynn Las Vegas LLC, 5.38%, 3/15/22 (a)		995	963,906
			6,737,844
Household Durables — 0.9%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,630	1,756,325
Libbey Glass, Inc., 6.88%, 5/15/20 (a)		175	175,437
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	244	285,867
Standard Pacific Corp., 8.38%, 1/15/21	USD	1,685	1,802,950
			4,020,579
Independent Power Producers & Energy Traders — 3.5%
AES Corp.:
7.75%, 10/15/15		300	333,000
9.75%, 4/15/16		1,305	1,530,112
7.38%, 7/01/21 (a)		130	140,400
Calpine Corp. (a):
7.25%, 10/15/17		920	970,600
7.50%, 2/15/21		365	381,425
Energy Future Holdings Corp., 10.00%, 1/15/20		2,315	2,459,687
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		5,880	6,335,700
11.75%, 3/01/22 (a)		1,060	1,081,200

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
Laredo Petroleum, Inc.:
9.50%, 2/15/19	USD	1,260	$1,398,600
7.38%, 5/01/22 (a)		415	424,338
QEP Resources, Inc., 5.38%, 10/01/22		335	327,463
			15,382,525
Industrial Conglomerates — 1.7%
Sequa Corp. (a):
11.75%, 12/01/15		2,850	3,024,563
13.50%, 12/01/15		4,023	4,269,244
			7,293,807
Insurance — 0.6%
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		1,649	1,747,940
Genworth Financial, Inc., 7.63%, 9/24/21		700	679,321
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		415	356,900
			2,784,161
IT Services — 0.8%
Epicor Software Corp., 8.63%, 5/01/19		720	721,800
First Data Corp.:
7.38%, 6/15/19 (a)		835	835,000
8.25%, 1/15/21 (a)		535	518,950
12.63%, 1/15/21		764	720,070
SunGard Data Systems, Inc., 7.63%, 11/15/20		600	615,000
			3,410,820
Machinery — 0.9%
UR Financing Escrow Corp. (a):
5.75%, 7/15/18		877	892,347
7.38%, 5/15/20		565	579,125
7.63%, 4/15/22		2,328	2,380,380
			3,851,852
Media — 5.7%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		365	405,150
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)		815	812,962
Checkout Holding Corp., 10.67%, 11/15/15 (a)(f)		1,090	425,100
Cinemark USA, Inc., 8.63%, 6/15/19		410	445,875
Clear Channel Communications, Inc., 9.00%, 3/01/21		765	657,900
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		639	683,730
7.63%, 3/15/20 (a)		2,115	2,019,825
Series B, 9.25%, 12/15/17		5,512	5,925,400
DISH DBS Corp., 5.88%, 7/15/22 (a)		570	555,750

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (a)	USD	1,370	$1,359,725
Intelsat Luxemburg SA:
11.25%, 6/15/16		310	323,563
11.25%, 2/04/17		250	245,625
11.50%, 2/04/17 (h)		1,190	1,169,175
Interactive Data Corp., 10.25%, 8/01/18		1,545	1,711,087
Lamar Media Corp., 5.88%, 2/01/22 (a)		480	483,000
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		1,020	1,111,800
Nielsen Finance LLC, 7.75%, 10/15/18		1,235	1,327,625
ProQuest LLC, 9.00%, 10/15/18 (a)		415	356,900
Truven Health Analytics, Inc., 10.63%, 6/01/20 (a)(i)		380	374,300
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (a)		2,730	2,880,150
7.50%, 3/15/19		1,040	1,097,216
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	538	698,499
			25,070,357
Metals & Mining — 1.5%
Eco-Bat Finance Plc, 7.75%, 2/15/17		305	363,933
FMG Resources August 2006 Property Ltd. (a):
6.88%, 2/01/18	USD	430	422,475
6.88%, 4/01/22		800	770,000
Global Brass and Copper, Inc., 9.50%, 6/01/19 (a)(i)		485	489,850
Kaiser Aluminum Corp., 8.25%, 6/01/20 (a)		360	361,800
New Gold, Inc., 7.00%, 4/15/20 (a)		120	122,400
Novelis, Inc., 8.75%, 12/15/20		3,625	3,833,437
RathGibson, Inc., 11.25%, 2/15/14 (c)(d)		4,440	—
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	260	308,631
			6,672,526
Oil, Gas & Consumable Fuels — 7.8%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19	USD	215	192,425
6.25%, 6/01/21		590	525,100
Berry Petroleum Co., 6.38%, 9/15/22		340	346,800
CCS, Inc., 11.00%, 11/15/15 (a)		920	952,200
Chaparral Energy, Inc., 7.63%, 11/15/22 (a)		215	219,838
Chesapeake Energy Corp.:
6.63%, 8/15/20		545	512,300

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. (concluded):
6.88%, 11/15/20	USD	285	$270,038
6.13%, 2/15/21		435	408,900
Chesapeake Midstream Partners LP, 6.13%, 7/15/22		785	745,750
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (a)		5	4,325
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		191	203,415
Concho Resources, Inc., 5.50%, 10/01/22		395	388,088
Consol Energy, Inc.:
8.25%, 4/01/20		2,145	2,145,000
6.38%, 3/01/21		440	402,600
Crosstex Energy LP:
8.88%, 2/15/18		100	105,000
7.13%, 6/01/22 (a)		370	367,225
Denbury Resources, Inc., 8.25%, 2/15/20		50	54,000
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		1,300	1,313,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc. (a):
6.88%, 5/01/19		320	328,000
9.38%, 5/01/20		240	246,000
Forest Oil Corp., 8.50%, 2/15/14		195	204,750
Hilcorp Energy I LP, 7.63%, 4/15/21 (a)		2,100	2,194,500
Holly Energy Partners LP, 6.50%, 3/01/20 (a)		150	149,250
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (a)		730	751,900
Linn Energy LLC:
6.25%, 11/01/19 (a)		2,780	2,647,950
8.63%, 4/15/20		360	381,600
7.75%, 2/01/21		930	950,925
Newfield Exploration Co., 5.75%, 1/30/22		1,025	1,078,812
Northern Oil and Gas, Inc., 8.00%, 6/01/20 (a)		505	502,475
Oasis Petroleum, Inc.:
7.25%, 2/01/19		335	345,050
6.50%, 11/01/21		290	290,000
Offshore Group Investments Ltd.:
11.50%, 8/01/15 (a)		395	420,675
11.50%, 8/01/15		315	335,475
OGX Petroleo e Gas Participacoes SA (a):
8.50%, 6/01/18		4,930	4,745,125
8.38%, 4/01/22		565	535,337
PetroBakken Energy Ltd., 8.63%, 2/01/20 (a)		1,240	1,258,600
Petrohawk Energy Corp., 7.25%, 8/15/18		525	598,354
Pioneer Natural Resources Co., 7.20%, 1/15/28		1,080	1,333,033

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Plains Exploration & Production Co., 6.75%, 2/01/22	USD	130	$128,700
Range Resources Corp.:
5.75%, 6/01/21		1,230	1,266,900
5.00%, 8/15/22		547	525,120
Samson Investment Co., 9.75%, 2/15/20 (a)		705	701,475
SandRidge Energy, Inc.:
7.50%, 3/15/21		225	218,250
8.13%, 10/15/22 (a)		205	201,925
SESI LLC:
6.38%, 5/01/19		530	556,500
7.13%, 12/15/21 (a)		525	572,250
SM Energy Co., 6.50%, 11/15/21		425	434,562
Targa Resources Partners LP, 6.88%, 2/01/21		485	499,550
Titan Petrochemicals Group Ltd., 8.50%, 3/18/49		1,760	704,000
			34,263,047
Paper & Forest Products — 0.6%
Clearwater Paper Corp., 10.63%, 6/15/16		640	713,600
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		280	277,900
NewPage Corp., 11.38%, 12/31/14 (c)(d)		2,280	1,413,600
			2,405,100
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International (a):
6.50%, 7/15/16		990	1,009,800
7.25%, 7/15/22		660	620,400
			1,630,200
Real Estate Investment Trusts (REITs) — 0.4%
Felcor Lodging LP, 6.75%, 6/01/19		1,825	1,829,562
Real Estate Management & Development — 1.2%
Realogy Corp.:
11.50%, 4/15/17		275	243,375
12.00%, 4/15/17		160	141,600
7.88%, 2/15/19 (a)		2,030	1,928,500
7.63%, 1/15/20 (a)		1,190	1,222,725
9.00%, 1/15/20 (a)		340	340,000
Shea Homes LP, 8.63%, 5/15/19		1,240	1,292,700
			5,168,900
Road & Rail — 1.0%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		295	305,325
Florida East Coast Railway Corp., 8.13%, 2/01/17		370	379,250
The Hertz Corp.:
7.50%, 10/15/18		1,490	1,551,462
6.75%, 4/15/19		265	270,963

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
The Hertz Corp. (concluded):
6.75%, 4/15/19 (a)	USD	285	$291,412
7.38%, 1/15/21		1,280	1,342,400
			4,140,812
Software — 0.6%
Lawson Software, Inc., 9.38%, 4/01/19 (a)		2,500	2,575,000
Specialty Retail — 0.6%
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)		430	430,000
Penske Automotive Group, Inc., 7.75%, 12/15/16		1,275	1,319,625
Sally Holdings LLC:
6.88%, 11/15/19 (a)		650	692,250
5.75%, 6/01/22		300	303,375
			2,745,250
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22 (a)		265	263,013
PVH Corp., 7.75%, 11/15/23		410	469,450
			732,463
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (a)		353	360,060
Wireless Telecommunication Services — 3.8%
Cricket Communications, Inc., 7.75%, 5/15/16		3,050	3,217,750
Digicel Group Ltd. (a):
9.13%, 1/15/15		3,948	3,888,780
8.25%, 9/01/17		810	814,050
MetroPCS Wireless, Inc., 6.63%, 11/15/20		690	667,575
Sprint Capital Corp., 6.88%, 11/15/28		1,720	1,277,100
Sprint Nextel Corp. (a):
9.00%, 11/15/18		4,260	4,611,450
7.00%, 3/01/20		1,900	1,914,250
			16,390,955
Total Corporate Bonds – 59.6%			260,349,473

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.3%
TransDigm, Inc.:
Add on Term Loan B2, 4.00%, 2/14/17		264	262,039
Term Loan (First Lien), 4.00%, 2/14/17		1,196	1,186,034
			1,448,073

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Airlines — 0.4%
Delta Air Lines, Inc., Credit - New Term Loan B, 5.50%, 4/20/17	USD	1,867	$1,855,459
Auto Components — 2.1%
Allison Transmission, Inc., Term Loan B, 2.74%, 8/07/14		2,255	2,211,327
August LuxUK Holding Co. Sarl, Luxco Term Loan, 6.25%, 4/27/18		195	195,486
Autoparts Holdings Ltd.:
First Lien Term Loan, 6.50%, 7/28/17		1,393	1,347,728
Second Lien Term Loan, 10.50%, 1/29/18		1,800	1,629,000
Federal-Mogul Corp., Term Loan B, 2.18%, 12/29/14		1,032	970,366
The Goodyear Tire & Rubber Company, Term Loan (Second Lien), 4.75%, 4/30/19		1,800	1,742,634
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17		945	940,275
			9,036,816
Biotechnology — 0.3%
Grifols, Inc., Term Loan B, 4.50%, 6/01/17		1,195	1,178,611
Building Products — 1.6%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		893	882,563
CPG International, Inc., Term Loan B, 6.00%, 2/18/17		1,185	1,140,562
Goodman Global, Inc.:
Initial Term Loan (First Lien), 5.75%, 10/28/16		3,025	3,013,864
Term Loan (Second Lien), 9.00%, 10/30/17		764	770,127
Momentive Performance Materials, Inc. (Nautilus), Extended Term Loan, 3.89%, 5/05/15	EUR	1,056	1,199,091
			7,006,207
Capital Markets — 1.0%
HarbourVest Partners, Term Loan (First Lien), 6.25%, 12/16/16	USD	1,599	1,598,726
Nuveen Investments, Inc.:
(First Lien), Term Loan, 5.97%, 5/13/17		418	411,113
Incremental Term Loan, 7.25%, 5/13/17		555	553,613
Term Loan, 5.97%, 5/12/17		1,682	1,658,022
			4,221,474
Chemicals — 4.4%
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		2,247	2,130,261
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		1,300	1,298,921

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
Gentek, Inc., Term Loan B, 5.00% - 5.75%, 10/06/15	USD	1,305	$1,304,653
Ineos US Finance LLC, 6 year Term Loan, 6.50%, 5/04/18		6,105	5,979,603
MDI Holdings LLC, Tranche C Term Loan, 2.58%, 4/11/14	EUR	615	749,738
Nexeo Solutions LLC, Term Loan B, 5.00% - 5.75%, 9/08/17	USD	1,609	1,566,520
PolyOne Corp., Term Loan, 5.00%, 12/20/17		658	656,500
PQ Corp., Term Loan B, 3.99%, 7/30/14		3,091	2,964,417
Styron Sarl LLC, Term Loan B, 6.00% - 6.75%, 8/02/17		652	581,399
Tronox Worldwide LLC, Term Loan B, 4.25%, 2/08/18		762	748,805
Univar, Inc., Term Loan B, 5.00%, 6/30/17		1,250	1,214,688
			19,195,505
Commercial Services & Supplies — 2.6%
ACCO Brands Corp., Term Loan B, 4.25%, 4/30/19		1,343	1,341,571
Altegrity, Inc., Tranche D Term Loan, 7.75%, 2/20/15		2,546	2,525,016
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		841	836,753
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		975	973,781
KAR Auction Services, Inc., Term Loan B, 5.00%, 5/19/17		2,382	2,376,045
Protection One Alarm Monitoring, Inc., Term Loan, 5.75%, 3/16/19		960	952,397
Synagro Technologies, Inc., Term Loan B, 2.24%, 4/02/14		871	760,277
Volume Services America, Inc., Term Loan B, 10.50% - 11.75%, 9/16/16		1,773	1,762,663
			11,528,503
Communications Equipment — 1.4%
Avaya, Inc.:
Term Loan B1, 3.22%, 10/24/14		1,818	1,711,969
Term Loan B3, 4.97%, 10/26/17		329	290,048
CommScope, Inc., Term Loan B, 4.25%, 1/12/18		1,485	1,474,783
Telesat Canada, Term Loan A, 4.38%, 3/24/17	CAD	2,630	2,450,864
			5,927,664
Construction & Engineering — 0.9%
BakerCorp. International, Inc., Term Loan B, 4.75%, 6/01/18	USD	1,192	1,177,757

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Construction & Engineering (concluded)
Safway Services LLC, First Out Tranche Loan, 9.00%, 12/16/17	USD	2,750	$2,750,000
			3,927,757
Construction Materials — 0.9%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		3,980	3,995,920
Consumer Finance — 0.7%
Springleaf Finance Corp., Term Loan, 5.50%, 5/10/17		3,130	2,886,110
Containers & Packaging — 0.4%
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		1,719	1,720,665
Diversified Consumer Services — 2.7%
Coinmach Service Corp., Term Loan, 3.24%, 11/20/14		4,501	4,185,676
Education Management LLC, Term Loan C3, 8.25%, 3/29/18		1,095	1,072,005
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		3,798	3,638,556
ServiceMaster Co.:
Delayed Draw Term Loan, 2.74%, 7/24/14		158	154,170
Term Loan, 2.74% - 2.99%, 7/24/14		1,591	1,548,193
Weight Watchers International, Inc., Term Loan F, 4.00%, 3/12/19		1,185	1,163,078
			11,761,678
Diversified Financial Services — 1.0%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%, 2/09/18		945	945,442
Tranche C Term Loan, 6.50%, 8/09/18		3,585	3,594,307
			4,539,749
Diversified Telecommunication Services — 2.4%
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17		2,025	1,997,156
Level 3 Financing, Inc.:
Term Loan B2, 5.75%, 9/03/18		5,500	5,447,970
Term Loan B3, 5.75%, 8/31/18		1,500	1,485,810
Tranche A Term Loan, 2.49% - 2.72%, 3/13/14		200	194,584
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		1,493	1,405,515
			10,531,035

Floating Rate Loan Interests (b)	Par (000)		Value
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, Extended Term Loan, 4.00%, 7/14/17	USD	831	$794,290
Sensata Technologies Finance Co. LLC, Term Loan, 4.00%, 5/11/18		1,476	1,451,590
			2,245,880
Energy Equipment & Services — 2.1%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		1,635	1,666,467
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		2,992	3,082,981
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		2,985	2,949,300
Tervita Corp., Term Loan B, 3.24%, 11/14/14		1,359	1,302,887
			9,001,635
Food & Staples Retailing — 1.2%
AB Acquisitions UK Topco 2 Ltd., Facility B1, 3.57%, 7/09/15	GBP	3,000	4,268,739
US Foods, Inc. (FKA US Foodservice, Inc.), Term Loan B, 2.74%, 7/03/14	USD	1,145	1,105,218
			5,373,957
Food Products — 1.9%
Advance Pierre Foods:
Term Loan (First Lien), 7.00%, 9/30/16		2,556	2,559,057
Term Loan (Second Lien), 11.25%, 9/29/17		1,800	1,809,558
Del Monte Corp., Term Loan, 4.50%, 3/08/18		1,709	1,665,744
Pinnacle Foods Finance LLC, Term Loan E, 4.75%, 10/17/18		1,380	1,368,137
Solvest Ltd. (Dole):
Tranche B-2 Term Loan, 5.00% - 6.00%, 7/06/18		401	399,545
Tranche C-2 Term Loan, 5.00% - 6.00%, 7/06/18		718	714,976
			8,517,017
Health Care Equipment & Supplies — 1.8%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		2,150	2,111,214
DJO Finance LLC:
Term Loan B2, 5.24%, 11/01/16		761	753,480
Term Loan B3, 6.25%, 9/15/17		2,340	2,311,733
Hupah Finance Inc., Term Loan B, 6.25%, 1/21/19		1,265	1,268,959

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Equipment & Supplies (concluded)
Immucor, Inc., Term Loan B, 7.25%, 8/17/18	USD	1,512	$1,509,572
			7,954,958
Health Care Providers & Services — 2.9%
ConvaTec, Inc., Term Loan, 5.75%, 12/22/16		1,766	1,751,886
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		1,975	1,962,222
Emergency Medical Services, Term Loan, 5.25% - 6.00%, 5/25/18		1,566	1,545,141
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		609	596,433
Tranche A Additional Term Loan, 7.75%, 3/02/15		2,025	1,984,706
HCA, Inc., 2.49%, 11/18/13		245	242,653
inVentiv Health, Inc.:
Combined Term Loan, 6.50%, 8/04/16		492	460,888
Incremental Term Loan B-3, 6.75%, 5/15/18		1,015	963,261
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/16/17		1,985	1,905,600
Wolverine Healthcare, Term Loan B, 6.75%, 5/12/17		1,060	1,042,775
			12,455,565
Health Care Technology — 1.0%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		1,974	1,956,792
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		1,307	1,314,082
MedAssets, Inc., Term Loan, 5.25%, 11/16/16		937	932,881
			4,203,755
Hotels, Restaurants & Leisure — 3.6%
Alpha D2 Ltd.:
Term Loan B, 5.75%, 4/28/17		690	688,130
Term Loan B, 1.00%, 6/08/18		430	425,519
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.49%, 1/26/18		330	290,453
Incremental Term Loan B4, 9.50%, 10/31/16		1,006	1,012,708
Term Loan B1, 3.24%, 1/28/15		1,934	1,764,932
Term Loan B3, 3.24% - 3.47%, 1/28/15		4,288	3,912,352
Dunkin’ Brands, Inc., Term Loan B, 4.00%, 11/23/17		2,526	2,495,082
Golden Living, Term Loan, 5.00%, 5/04/18		243	225,892
OSI Restaurant Partners LLC:
Revolver, 2.54% - 2.72%, 6/14/13		15	14,906

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
OSI Restaurant Partners LLC (concluded):
Term Loan B, 2.56%, 6/14/14	USD	154	$150,720
Sabre, Inc., Non Extended Initial Term Loan, 2.24%, 9/30/14		585	555,873
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.00%, 8/17/17		1,472	1,449,518
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First Lien), 4.25%, 12/20/18		790	781,539
Wendy’s International, Inc.:
Delayed Draw Term Loan, 0.50%, 5/15/19		861	849,651
Term Loan B, 4.75%, 5/15/19		1,079	1,064,721
			15,681,996
Household Products — 0.3%
Prestige Brands, Inc., Term Loan, 5.25% - 6.25%, 1/31/19		1,381	1,380,943
Independent Power Producers & Energy Traders — 0.4%
AES Corp., Term Loan, 4.25%, 6/01/18		1,782	1,760,402
Industrial Conglomerates — 0.8%
Schrader International, Term Loan B, 1.00%, 4/27/18		150	150,377
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		554	552,228
Term Loan, 3.72%, 12/03/14		2,643	2,591,555
			3,294,160
Insurance — 0.2%
Asurion LLC, Term Loan (First Lien), 5.50%, 5/24/18		1,067	1,048,795
Internet Software & Services — 0.3%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		1,157	1,144,363
IT Services — 3.9%
Ceridian Corp., Term Loan, 3.24%, 11/10/14		2,292	2,166,089
First Data Corp.:
Extended Term Loan B, 4.24%, 3/23/18		7,253	6,552,377
Term Loan B-1, 2.99%, 9/24/14		1,307	1,235,539
Term Loan B-3, 2.99%, 9/24/14		210	198,586
InfoGroup Inc., Term Loan B, 5.75%, 5/25/18		853	759,298
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		1,028	1,025,430
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		1,448	1,451,344

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
IT Services (concluded)
TransUnion LLC, Term Loan B, 5.50%, 2/12/18	USD	3,693	$3,708,397
			17,097,060
Leisure Equipment & Products — 0.9%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		1,380	1,379,631
EB Sports Corp., Term Loan, 11.50%, 12/31/15		1,838	1,801,072
Freedom Group, Inc., Term Loan, 5.50%, 4/12/19		570	567,863
			3,748,566
Machinery — 1.8%
Harbor Freight Tools USA, Inc., Term Loan B, 5.50%, 11/10/17		855	846,877
Rexnord Corp., Term Loan B, 5.00%, 4/02/18		648	644,485
Terex Corp.:
Term Loan, 6.00%, 4/28/17	EUR	219	267,287
Term Loan B, 5.50%, 4/28/17	USD	2,037	2,035,370
Tomkins LLC, Term Loan B, 4.25%, 9/29/16		2,242	2,229,681
Wabash National Corp., Term Loan B, 6.00%, 5/02/19		1,945	1,925,550
			7,949,250
Media — 9.9%
Acosta, Inc., Term Loan, 4.75%, 3/01/18		582	573,794
Affinion Group, Inc., Term Loan B, 5.00%, 7/16/15		350	323,553
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		1,412	1,398,274
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		1,462	1,460,484
Cengage Learning Acquisitions, Inc.:
Term Loan, 2.49%, 7/03/14		82	74,502
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,250	1,196,172
Charter Communications Operating LLC:
Term Loan C, 3.50%, 9/06/16		2,055	2,023,366
Term Loan D, 4.00%, 5/15/19		800	788,658
Clear Channel Communications, Inc.:
Term Loan B, 3.89%, 1/28/16		3,765	2,928,397
Term Loan C, 3.89%, 1/28/16		556	429,684
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		1,495	1,483,792
EMI Music Publishing Ltd., Term Loan B, 1.00%, 11/14/17		895	889,406
Gray Television, Inc., Term Loan B, 3.74%, 12/31/14		1,215	1,202,744
HMH Publishing Co. Ltd., Term Loan, 0.00%, 6/12/14		2,319	1,285,554
Hubbard Broadcasting, Term Loan B (Second Lien), 5.25%, 4/28/17		1,022	1,012,606

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	USD	8,139	$8,065,970
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		1,683	1,653,548
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/01/19		2,265	2,226,790
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG), Facility B1, 3.68%, 3/06/15	EUR	304	319,787
Lavena Holding 4 GmbH (Prosiebensat.1 Media AG), Term Loan C, 4.06%, 3/04/16		608	643,332
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	USD	4,250	4,332,365
Nielsen Finance LLC, Class C Term Loan, 3.49%, 5/02/16		402	395,400
Sinclair Television Group, Inc., Tranche B Term Loan, 4.00%, 10/28/16		2,048	2,030,017
Univision Communications, Inc., Extended Term Loan, 4.49%, 3/31/17		3,272	2,998,150
UPC Broadband Holding B.V., Term Loan U, 4.40%, 12/29/17	EUR	196	236,099
UPC Financing Partnership:
Term Loan, 4.75%, 12/29/17	USD	1,050	1,033,725
Term Loan T, 3.74%, 12/30/16		255	251,494
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18		591	586,643
Weather Channel, Term Loan B, 4.25%, 2/13/17		1,405	1,394,335
			43,238,641
Metals & Mining — 1.9%
Constellium Holding Co. BV, Term Loan B, 9.25%, 5/22/18		430	419,250
Novelis, Inc.:
Incremental Term Loan B2, 4.00%, 3/10/17		1,127	1,103,014
Term Loan, 4.00%, 3/10/17		3,111	3,041,942
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		1,588	1,568,152
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		2,275	2,185,026
			8,317,384
Multiline Retail — 1.3%
99 Cents Only Stores, Term Loan B, 5.25%, 1/11/19		1,496	1,485,567
Hema Holding BV:
Second Lien Term Loan, 5.40%, 1/05/17	EUR	2,900	3,218,302
Term Loan B, 2.40%, 7/05/16		363	421,960

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Multiline Retail (concluded)
Hema Holding BV (concluded):
Term Loan C, 3.15%, 7/06/15	EUR	363	$419,719
			5,545,548
Oil, Gas & Consumable Fuels — 1.7%
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/01/17	USD	3,245	3,184,968
EP Energy LLC, Term Loan B, 6.50%, 4/24/18		820	820,517
Gibson Energy, Term Loan B, 4.75%, 6/15/18		1,489	1,479,445
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		2,099	2,099,002
			7,583,932
Paper & Forest Products — 0.8%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		1,050	1,058,316
Verso Paper Finance Holdings LLC, Term Loan, 6.72% - 7.47%, 2/01/13		4,737	2,368,338
			3,426,654
Pharmaceuticals — 1.9%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,778	1,718,842
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		2,495	2,495,837
Quintiles Transnational Corp., Term Loan B, 5.00%, 6/08/18		774	762,298
RPI Finance Trust:
Incremental Tranche 2 Term Loan, 4.00%, 11/09/18		325	322,156
Term Loan Tranche 2, 4.00%, 5/09/18		570	565,982
Valeant Pharmaceuticals International, Add-On Term Loan B, 3.75%, 2/13/19		1,070	1,045,657
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		860	853,299
Term Loan B-2, 4.25%, 3/15/18		430	426,650
			8,190,721
Professional Services — 0.7%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 3.75%, 8/03/17		244	242,928
Emdeon, Inc., Term Loan B, 6.75%, 11/02/18		2,590	2,583,820
ON Assignment, Inc., Term Loan B, 5.00%, 5/15/19		450	444,938
			3,271,686

Floating Rate Loan Interests (b)	Par (000)		Value
Real Estate Investment Trusts (REITs) — 1.0%
iStar Financial, Inc.:
Term Loan A1, 5.00%, 6/28/13	USD	4,087	$4,068,557
Term Loan A2, 7.00%, 6/30/14		140	139,650
			4,208,207
Real Estate Management & Development — 0.9%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan, 4.49%, 10/10/16		384	350,351
Extended Term Loan, 4.49%, 10/10/16		3,700	3,372,711
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		300	295,500
			4,018,562
Road & Rail — 0.7%
Avis Budget Car Rental LLC, Incremental Term Loan, 6.25%, 9/21/18		692	690,345
RailAmerica, Inc., Term Loan B, 4.00%, 3/01/19		1,575	1,567,786
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		825	812,625
			3,070,756
Semiconductors & Semiconductor Equipment — 0.5%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.49%, 12/01/16		1,503	1,408,520
NXP B.V., Term Loan A-2, 5.50%, 3/03/17		955	939,625
			2,348,145
Software — 1.7%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		599	570,448
Lawson Software, Inc., Term Loan B, 6.25%, 4/05/18		3,630	3,622,885
Magic Newco LLC, Second Lien Term Loan, 1.00%, 12/06/19		395	381,503
Sophia, LP, Term Loan B, 6.25%, 7/19/18		1,200	1,202,148
SS&C Technologies:
Term Loan B-1, 5.00%, 5/11/19		1,609	1,602,562
Term Loan B-2, 5.00%, 5/13/19		166	165,782
			7,545,328
Specialty Retail — 3.4%
Academy Ltd., Term Loan, 6.00%, 8/03/18		1,895	1,895,250

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail (concluded)
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/17	USD	825	$822,253
Burlington Coat Factory Warehouse Corp., Term Loan B, 5.50%, 2/28/17		1,039	1,029,296
Claire’s Stores, Inc., Term Loan B, 3.00% - 3.22%, 5/29/14		989	919,270
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		1,335	1,319,033
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/16/18		776	766,797
Michaels Stores, Inc.:
Extended Term Loan B3, 5.00%, 7/29/16		980	975,727
Term Loan B2, 5.00%, 7/29/16		862	858,313
Petco Animal Supplies, Inc., Term Loan B, 4.50%, 11/24/17		2,555	2,520,522
Things Remembered, Inc., New Term Loan B, 8.00%, 5/30/18		1,100	1,078,000
Toys ‘R’ Us Delaware, Inc.:
Term Loan, 6.00%, 9/01/16		591	577,110
Term Loan B2, 5.25%, 5/25/18		690	658,600
Term Loan B3, 5.25%, 5/25/18		365	345,838
TheYankee Candle Co., Inc., New Term Loan B, 5.25%, 4/02/19		1,065	1,056,746
			14,822,755
Textiles, Apparel & Luxury Goods — 0.3%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,435	1,394,346
Wireless Telecommunication Services — 1.9%
Crown Castle International Corp., Term Loan B, 4.00%, 1/31/19		753	741,816
MetroPCS Wireless, Inc., Term Loan B-3, 4.00%, 3/16/18		1,258	1,222,694
Vodafone Americas Finance 2, Inc., Term Loan, 6.88%, 8/11/15 (h)		6,091	6,182,772
			8,147,282
Total Floating Rate Loan Interests – 75.3%			328,749,475

Other Interests (j)	Shares
Auto Components — 0.0%
Intermet Liquidating Trust, Class A (c)		833	1

Other Interests (j)	Beneficial Interest (000)		Value
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate (c)	USD	10,000	$100
Diversified Financial Services — 0.3%
JG Wentworth LLC Preferred Equity Interests (c)		1	1,293,079
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (c)		1,440	14
Household Durables — 0.5%
Stanley Martin, Class B Membership Units		2	2,304,000
Media — 0.0%
Adelphia Escrow (c)		7,500	75
Adelphia Preferred Escrow (c)		5	—
Adelphia Recovery Trust (c)		9,406	941
Adelphia Recovery Trust, Series ACC-6B INT (c)		500	2,500
			3,516
Specialty Retail — 0.0%
Movie Gallery, Inc. Default Escrow (c)		21,700	217
Total Other Interests – 0.8%			3,600,927

Warrants (k)
Health Care Providers & Services — 0.0%
HealthSouth Corp.
(Expires 1/16/14)		126,761	2
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.
(Expires 4/29/14)		1,216	—
Media — 0.0%
Charter Communications, Inc. (Issued/exercisable 11/30/09, 1 Share for 1 warrant, Expires 11/30/14, Strike Price $51.28)		12,661	215,237
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		1,247	—

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Warrants (k)	Shares		Value
Software (concluded)
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 3/09/17, Strike Price $12.26)		24,924	$—
			—
Total Warrants – 0.0%			215,239
Total Long-Term Investments (Cost – $677,237,328) – 139.4%			608,884,822

Short-Term Securities	Beneficial Interest (000)
Money Market Funds — 0.2%
Bank of New York Cash Reserves, 0.01% (l)	USD	1,047	1,047,400
Total Short-Term Securities (Cost – $1,047,400) – 0.2%			1,047,400
Total Investments (Cost - $678,284,728*) – 139.6%			609,932,222
Liabilities in Excess of Other Assets – (39.6)%			(173,067,396)
Net Assets – 100.0%			$436,864,826

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$673,720,195
Gross unrealized appreciation	$16,797,158
Gross unrealized depreciation	(80,585,131)
Net unrealized depreciation	$(63,787,973)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Convertible security.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	$489,850	$4,850
JPMorgan Chase & Co.	$374,300	$(3,211)

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	128,243	CAD	126,000	Citibank NA	7/18/12	$6,376
USD	2,203,802	CAD	2,170,000	UBS AG	7/18/12	104,976
USD	5,182,312	GBP	3,247,500	Goldman Sachs & Co.	7/18/12	178,268
EUR	714,000	USD	932,579	UBS AG	7/25/12	(49,436)
USD	17,374,500	EUR	13,162,500	Citibank NA	7/25/12	1,093,863
USD	133,134	EUR	103,000	UBS AG	7/25/12	5,734
USD	261,483	EUR	202,000	UBS AG	7/25/12	11,631
Total						$1,351,412

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	Credit default swaps on traded indexes - sold protection outstanding as of May 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
Dow Jones CDX North America High Yield Index Series 18	5.00%	Deutsche Bank AG	6/20/17	B+	USD	4,500	$(170,441)
Dow Jones CDX North America High Yield Index Series 18	5.00%	JPMorgan Chase & Co.	6/20/17	B+	USD	8,050	(398,381)
Total							$(568,822)

[1]	Using Standard & Poor’s ratings.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$641,971	$7,906,598	$8,548,569
Common Stocks	$1,673,469	230,907	5,516,763	7,421,139
Corporate Bonds	—	250,726,443	9,623,030	260,349,473
Floating Rate Loan interests	—	305,941,763	22,807,712	328,749,475
Other Interests	3,441	—	3,597,486	3,600,927
Warrants	215,237	—	2	215,239
Short-Term Securities	1,047,400	—	—	1,047,400
Liabilities:
Unfunded Loan Commitments	—	(204,220)	—	(204,220)
Total	$2,939,547	$557,336,864	$49,451,591	$609,728,002

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,400,848	—	$1,400,848
Liabilities:
Credit contracts	—	(568,822)	—	(568,822)
Foreign currency exchange contracts	—	(49,436)	—	(49,436)
Total	—	$782,590	—	$782,590

[1]	Derivative financial instruments are swaps and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. At May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$1,278,845	—	—	$1,278,845
Cash	71,094	—	—	71,094
Liabilities:
Loan Payable	—	$(163,000,000)	—	(163,000,000)
Total	$1,349,939	$(163,000,000)	—	$(161,650,061)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee to determine the fair value of certain of the Fund’s Level 3 investments as of May 31, 2012:

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$4,837,350	Market Comparable Companies	EBITDA Multiple	5.0x – 6.3x	6.3x
Other Interests	2,304,000	Market Comparable Companies	Tangible Book Value	1.11x	1.11x
Corporate Bonds	9,068,837	Market Comparable Companies	EBITDA Multiple	5.0x	5.0x
Floating Rate Loan Interests	2,368,338	Estimated Final Distribution	Probable Outcome	50%	50%
Total[3]	$18,578,525

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Tangible Book Value	Increase	Decrease
Probable Outcome	Increase	Decrease

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.

[3]

Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. See above valuation input table for values of such Level 3 investments. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	15

Consolidated Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of February 29, 2012	$4,989,143	$5,458,062	$9,604,936	$28,186,100	$3,410,858	$2	$51,649,101
Transfers into Level 3[1]	—	—	—	447,763	—	—	447,763
Transfers out of Level 3[1]	—	(38)	—	(7,387,501)	—	—	(7,387,539)
Accrued discounts/ premiums	19,415	—	99,800	55,688	—	—	174,903
Net realized gain (loss)	(45,069)	—	—	25,671	—	—	(19,398)
Net change in unrealized appreciation/depreciation[2]	181,702	(351,386)	(161,874)	(68,835)	176,628	—	(223,765)
Purchases	4,774,632	410,125	80,168	3,201,414	10,000	—	8,476,339
Sales	(2,013,225)	—	—	(1,652,588)	—	—	(3,665,813)
Closing balance, as of May 31, 2012	$7,906,598	$5,516,763	$9,623,030	$22,807,712	$3,597,486	$2	$49,451,591

[1]

Transfers into and transfers out of Level 3 represent the beginning of the reporting period value. As of February 29, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2012, the Fund used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $7,387,539 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	The change in unrealized appreciation/depreciation on securities still held as of May 31, 2012 was $(344,319).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2012	16

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 25, 2012